Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 491
Deposits with banks	2,467,147	595,699
Other monetary funds		3,234
Cash and cash equivalents	$ 2,467,638	$ 598,933